NOTE 18 WARRANTS (Details) - Schedule of Warrant Valuation (Modification of Note Payable [Member], Ruby Development Company [Member], USD $)	12 Months Ended
Dec. 31, 2012
Modification of Note Payable [Member] | Ruby Development Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.095
Exercise Price of Warrants (in Dollars per Share)	$ 0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	0.83%